Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	$ 338
Contractual Obligation, Due in Second Year	692
Contractual Obligation, Due in Third Year	677
Contractual Obligation, Due in Fourth Year	8,275
Contractual Obligation, Due in Fifth Year	353
Contractual Obligation, Due after Fifth Year	27,520
Contractual Obligation, Total	37,855
Operating leases and service contract [Member]
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	338	[1]
Contractual Obligation, Due in Second Year	692	[1]
Contractual Obligation, Due in Third Year	677	[1]
Contractual Obligation, Due in Fourth Year	408	[1]
Contractual Obligation, Due in Fifth Year	353	[1]
Contractual Obligation, Due after Fifth Year	1,137	[1]
Contractual Obligation, Total	3,605	[1]
Operating Leases, Future Minimum Payments Due	52
Assets retirement obligation [Member]
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	0
Contractual Obligation, Due in Second Year	0
Contractual Obligation, Due in Third Year	0
Contractual Obligation, Due in Fourth Year	7,867
Contractual Obligation, Due in Fifth Year	0
Contractual Obligation, Due after Fifth Year	26,383
Contractual Obligation, Total	$ 34,250

[1]	Operating leases and service contracts have been reduced by total minimum sublease rentals of $52 due in the future under noncancelable subleases.